General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL

NOTE 1: GENERAL

a.	A general description of the Company and its activity:

XTL Biopharmaceuticals Ltd. (the “Company”) is engaged in the development of therapeutics for the treatment of unmet medical needs. The Company was incorporated under the Israeli Companies Law on March 9, 1993. The registered office of the Company is located at 5 Badner Street, Ramat Gan, Israel. The Company has decided, at this time, to explore collaboration with a strategic partner in order to execute the clinical trials. In parallel, the Company is looking to expand and identify additional assets to add to XTL’s portfolio.

The Company’s American Depository Shares (“ADSs”) are listed for trading on the Nasdaq Capital Market (“Nasdaq”) and its ordinary shares are traded on the Tel-Aviv Stock Exchange (“TASE”).

As of December 31, 2022, the Company has a wholly-owned subsidiary, Xtepo Ltd. (“Xtepo”), which was incorporated in Israel.

The Company and Xtepo are heretofore referred to as “the Group”.

b.	The Group has incurred continuing losses and depends on outside financing resources to continue its activities. Based on existing business plans, the Company’s management estimates that its outstanding cash and cash equivalent balances will allow the Company to finance its activities which include, but are not limited to maintenance and ongoing expenses related to hCDR1, for an additional period of at least 12 months from the date of this report. However, the amount of cash which the Company will need to finance its future activities depends on numerous factors which include, but are not limited to future projects which the Company might acquire or other business development activities such as acquiring new technologies and/or changes in circumstances which are liable to cause significant expenses to the Company in excess of management’s current and known expectations as of the date of these Financial Statements and which will require the Company to reallocate funds against plans, also due to circumstances beyond its control.

The Company expects to incur additional losses in 2023 arising from research and development activities, testing additional technologies and operating activities, which will be reflected in negative cash flows from operating activities. In order to perform the clinical trials aimed at developing a product until obtaining its marketing approval, the Company will need to raise additional funds by issuing securities. Should the Company fail to raise additional capital at terms acceptable to the Company, it will be required to further reduce its development activities or sell or grant a sublicense to third parties to use all or part of its technologies.

c.	Definitions:

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

d.	Approval of financial statements:

These financial statements were approved by the Company’s Board of Directors (“BoD”) on March 21, 2023.